SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17-SUBSEQUENT EVENTS

The Company has entered into operating lease agreements for principal executive office in Tokyo, Japan since November 2010, and extend the lease period for every two years. The current lease agreement will be expire in November 2021. Additionally, the Company has entered into operating lease agreements for an office in Hangzhou, Zhejiang, China with lease period expiring on July 31, 2021. As of April 21, 2021, management is in negotiations to extend the lease for Japan office and Hangzhou office.

On December 17, 2020, the Company signed an agreement with Eagle Field Holding Limited (“buyer”) for sale of 14% interest (“equity interest”) of UTstarcom Hong Kong Holdings Limited for a consideration of $2.1 million, to be paid on March 31, 2021. As the result, the Company recorded $1.0 million impairment loss during 2020 and reclassified this investment as short-term investment as at December 31, 2020. On March 31, 2021, the Company received $2.1 million from buyer.